Warrant Liabilities (Tables)	6 Months Ended
Jun. 30, 2024
Warrant Liabilities [Abstract]
Schedule of Warrants are Fair Valued Using Black-Scholes Model	The following assumptions are used in calculating the fair values of the warrants:
	(Unaudited)	(Audited)
	June 30, 2024	December 31, 2023

Volatility	113%	130%
Risk-free rate	3.794%	3.794%